S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Nov. 20, 2025 USD ($) $ / shares shares
Class B Ordinary Shares [Member] | Eagle Equity Partners VI, LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	8,625,000
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 0.003
Subject to Forfeiture [Member] | Eagle Equity Partners VI, LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	1,125,000
Class A Ordinary Shares [Member] | Eagle Equity Partners VI, LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10
Office space and administrative services [Member] | Eagle Equity Partners, LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 15,000
Private Placement Shares [Member] | Eagle Equity Partners VI, LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10
Repayment in cash [Member] | Eagle Equity Partners VI, LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 400,000
Promissory Note Offering [Member] | Eagle Equity Partners VI, LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 750,000